Shareholders Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Sep. 29, 2021
Number of Shares Purchased Against Each Warrant	1.5	0.5
PTK Acquisition Corp [Member]
Number of Shares Purchased Against Each Warrant		1.5
Price per Common Share per Warrant		$ 11.50
Public Warrants [Member]
Number of Shares Purchased Against Each Warrant	1.5
Price per Common Share per Warrant	$ 11.50
Number of Public Warrants outstanding	11,500,000
Total Number of Shares Purchased Against Each Warrant	5,750,000
Public Warrants [Member] | Warrants and Rights Subject to Mandatory Redemption Share Price Exceeds Eighteen Dollars [Member]
Class of Warrants or Rights Redemption Price Per Warrant	0.01
Share price	$ 18.00
Number of Trading Days for Determining the Share Price	20 days
Number of Consecutive Trading Days for Determining the Share Price	30 days
Private Warrants [Member]
Number of Public Warrants outstanding	6,660,000